Note 19 - Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
Note 19.                 Fair Value

Accounting guidance on fair value measurements uses a hierarchy intended to maximize the use of observable inputs and minimize the use of unobservable inputs.  This hierarchy includes three levels and is based upon the valuation techniques used to measure assets and liabilities.  The three levels are as follows:

•	Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in markets;

•
Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement

Assets measured at fair value on a recurring basis comprise the following at December 31, 2012 and 2011:

		Fair Value Measurements at Reporting Date Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2012:
Securities available for sale:
U.S. govt. sponsored agency securities	$338,609,371	$-	$338,609,371	$-
Residential mortgage-backed securities	163,601,103	-	163,601,103	-
Municipal securities	26,185,736	-	26,185,736	-
Trust preferred securities	139,400	-	139,400	-
Other securities	1,624,376	234,453	1,389,923	-
	$530,159,986	$234,453	$529,925,533	$-

December 31, 2011:
Securities available for sale:
U.S. govt. sponsored agency securities	$428,955,220	$-	$428,955,220	$-
Residential mortgage-backed securities	108,853,749	-	108,853,749	-
Municipal securities	25,689,364	-	25,689,364	-
Trust preferred securities	80,800	-	80,800	-
Other securities	1,450,158	191,506	1,258,652	-
	$565,029,291	$191,506	$564,837,785	$-

There were no transfers of assets or liabilities between Levels 1, 2, and 3 of the fair value hierarchy during the years ended December 31, 2012 or 2011.

A small portion of the securities available for sale portfolio consists of common stocks issued by various unrelated bank holding companies and mutual funds.  The fair values used by the Company are obtained from an independent pricing service, which represent quoted market prices for the identical securities (Level 1 inputs).

The remainder of the securities available for sale portfolio consist of securities whereby the Company obtains fair values from an independent pricing service.  The fair values are determined by pricing models that consider observable market data, such as interest rate volatilities, LIBOR yield curve, credit spreads and prices from market makers and live trading systems (Level 2 inputs).

Certain financial assets are measured at fair value on a non-recurring basis; that is, the assets are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Assets measured at fair value on a non-recurring basis comprise the following at December 31, 2012 and 2011:

		Fair Value Measurements at Reporting Date Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012:
Impaired loans/leases	$18,054,234	$-	$-	$18,054,234
Other real estate owned	4,270,901	-	-	4,270,901
	$22,325,135	$-	$-	$22,325,135

December 31, 2011:
Impaired loans/leases	$19,603,360	$-	$-	$19,603,360
Other real estate owned	9,056,619	-	-	9,056,619
	$28,659,979	$-	$-	$28,659,979

Impaired loans/leases are evaluated and valued at the time the loan/lease is identified as impaired, at the lower of cost or fair value and are classified as a Level 3 in the fair value hierarchy.  Fair value is measured based on the value of the collateral securing these loans/leases.  Collateral may be real estate and/or business assets including equipment, inventory and/or accounts receivable and is determined based on appraisals by qualified licensed appraisers hired by the Company.  Appraised and reported values may be discounted based on management’s historical knowledge, changes in market conditions from the time of valuation, and/or management’s expertise and knowledge of the client and client’s business.

Other real estate owned in the table above consists of property acquired through foreclosures and settlements of loans.  Property acquired is carried at the estimated fair value of the property, less disposal costs, and is classified as a Level 3 in the fair value hierarchy.   The estimated fair value of the property is determined based on appraisals by qualified licensed appraisers hired by the Company.  Appraised and reported values are discounted based on management’s historical knowledge, changes in market conditions from the time of valuation, and/or management’s expertise and knowledge of the property.

For impaired loans/leases and other real estate owned, the Company records carrying value at fair value less disposal or selling costs.  The amounts reported in the tables above are fair values before the adjustment for disposal or selling costs.

There have been no changes in valuation techniques used for any assets measured at fair value during the years ended December 31, 2012 or 2011.

The following table presents the carrying values and estimated fair values of financial assets and liabilities carried on the Company’s consolidated balance sheets, including those financial assets and liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis:

		As of December 31, 2012		As of December 31, 2011
	Fair Value Heirarchy Level	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Cash and due from banks	Level 1	$61,568,446	$61,568,446	$53,136,710	$53,136,710
Federal funds sold	Level 2	26,560,000	26,560,000	20,785,000	20,785,000
Interest-bearing deposits at financial institutions	Level 2	22,359,490	22,359,490	26,750,602	26,750,602
Investment securities:
Held to maturity	Level 3	72,079,385	73,005,706	200,000	200,000
Available for sale	See Previous Table	530,159,986	530,159,986	565,029,291	565,029,291
Loans/leases receivable, net	Level 3	16,716,883	18,054,234	18,151,259	19,603,360
Loans/leases receivable, net	Level 2	1,250,745,552	1,262,090,766	1,163,804,976	1,183,213,640
Deposits:
Nonmaturity deposits	Level 2	1,039,572,326	1,039,572,326	867,972,148	867,972,148
Time deposits	Level 2	334,541,774	337,343,000	337,485,640	341,224,852
Short-term borrowings	Level 2	171,082,961	171,082,961	213,536,450	213,536,450
Federal Home Loan Bank advances	Level 2	202,350,000	220,815,000	204,750,000	223,678,000
Other borrowings	Level 2	138,239,762	154,101,000	136,231,663	151,813,000
Junior subordinated debentures	Level 2	36,085,000	18,786,000	36,085,000	18,444,000

The methodologies for estimating the fair value of financial assets and liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above.  For certain financial assets and liabilities, carrying value approximates fair value due to the nature of the financial instrument.  These instruments include:  cash and due from banks, federal funds sold, interest-bearing deposits at financial institutions, non-maturity deposits, and short-term borrowings.  The Company used the following methods and assumptions in estimating the fair value of the following instruments:

Securities held to maturity: The fair values are estimated using pricing models that consider certain observable market data, however, as most of the securities have limited or no trading activity and are not rated, the fair value is partially dependent upon unobservable inputs.

Loans/leases receivable:  The fair values for all types of loans/leases are estimated using discounted cash flow analyses, using interest rates currently being offered for loans/leases with similar terms to borrowers with similar credit quality.  The fair value of loans held for sale is based on quoted market prices of similar loans sold in the secondary market.

Deposits:  The fair values disclosed for demand deposits equal their carrying amounts, which represent the amount payable on demand.  Fair values for time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on time deposits to a schedule of aggregate expected monthly maturities on time deposits.

FHLB advances and junior subordinated debentures:  The fair value of these instruments is estimated using discounted cash flow analyses, based on the Company's current incremental borrowing rates for similar types of borrowing arrangements.

Other borrowings:  The fair value for the wholesale repurchase agreements and fixed rate other borrowings is estimated using rates currently available for debt with similar terms and remaining maturities.  The fair value for variable rate other borrowings is equal to its carrying value.

Commitments to extend credit:  The fair value of these commitments is not material.